UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2004
Date of reporting period: February 28, 2005

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short-Term Bond Fund

Corporate Bonds	Maturity	Quantity	Market Value	Portfolio %	Industry
Bankers Trust (DB) sub notes	8.25% 5/01/05	85,000	$85,683	4.0	Banks - Money Center
Washington Mutual Financial Corp	8.25% 6/15/2005	75,000	$75,763	3.5	Banks - West
Lowes Companies	7.50% 12/15/05	70,000	$71,724	3.3	Buildg Prods - Retail/Whlsle
Hewlett Packard Co.	7.15% 6/15/05	70,000	$70,485	3.3	Computer - Local Networks
Avon Products Inc.	6.55% 8/01/07	95,000	$99,422	4.6	Cosmetics & Toiletries
General Motors Accp't. Corp.	5.00% 9/15/2009	50,000	$46,576	2.2	Finance - Consumer Loans
Alliance Capital Management	5.625% 8/15/2006	65,000	$66,237	3.1	Finance - Investment Mgmt
International Lease Finance AIG	5.75% 10/15/2006	95,000	$97,317	4.5	Finance - Leasing Cos
Federal Home Loan Mtge Corp	3% 8/18/05, 5.25% 8/18/2009	100,000	$99,967	4.6	Finance - Mrtg & R.E. Service
Federal National Mortgae Assoc.	4% 2/23/07, 5% 2/23/10	120,000	$119,693	5.5	Finance - Mrtg & R.E. Service
Rockwell Automation Int'l	6.15% 1/15/2008	95,000	$99,510	4.6	Indstrl Automtn/Robotics
Lincoln National Insurance	7.25% 5/15/05	100,000	$100,724	4.7	Insurance - Life
Amgen 6.5% 12/1/07	call @> 100 or Make Whole +15 bps	90,000	$94,693	4.4	Medical - Biomed/Genetics
Bristol Myers Squibb	4.75% 10/01/06	90,000	$90,881	4.2	Medical - Drugs
Pfizer Inc	5.625% 2/01/06	100,000	$101,926	4.7	Medical - Drugs
Union Oil of California	7.20 5/15/05	100,000	$102,047	4.7	Oil & Gas - U S Explo & Prod
Tribune Company	6.875% 11/01/06	45,000	$46,775	2.2	Publishing - Newspapers
US T- Note	3.25% 8/15/2008	225,000	$220,709	10.2	U S Government
Florida Power & Light (FPL)	6.875% 12/01/05	95,000	$96,942	4.5	Utility - Electric Power
PSI Energy 7.85% 10/15/07	1st Mtg Bond	90,000	$97,223	4.5	Utility - Electric Power
Sempra Energy Credit Linked Note	6.95% 12/01/05	92,000	$93,638	4.3	Utility - Gas Distribution
Southwestern Bell Telephone	6.625% 7/15/07	95,000	$100,348	4.6	Utility - Telephone
Verizon Wireless Capital	5.375% 12/15/06	82,000	$83,510	3.9	Utility - Telephone
			$2,161,794

Saturna Investment Trust, Sextant Bond Income Fund

Corporate Bonds	Maturity	Quantity	Market Value	Portfolio %	Industry
AutoZone Inc.	5.50% 11/15/15	95,000	$93,075	3.8	Auto Parts - Replacement
Comerica Bank	7.125% 12/01/2013	50,000	$53,850	2.2	Banks - Midwest
Norwest Financial Inc.	6.85% 7/15/2009	50,000	$54,625	2.3	Banks - Midwest
Chase Manhattan Corp. Sub Notes	7.125% 6/15/2009	50,000	$54,670	2.3	Banks - Money Center
Citicorp	7.25% 10/15/2011	50,000	$57,307	2.4	Banks - Money Center
Masco Corporation	7.125% 8/15/13	60,000	$67,033	2.8	Buildg Prods - Miscellaneous
Lowe's Corp.	8.25% 6/01/2010	50,000	$58,177	2.4	Buildg Prods - Retail/Whlsle
Air Products & Chemicals	8.75% 4/15/21	50,000	$66,031	2.7	Chemicals - Specialty
Koninlijke Phillips Electronics Crp	7.25% 8/15/2013	50,000	$56,693	2.3	Electronics - Misc Products
Morgan Stanley Dean Witter Disc.	6.75 10/15/2013	50,000	$55,348	2.3	Finance - Investment Bkrs
Paine Webber Group	7.625% 2/15/2014	50,000	$58,269	2.4	Finance - Investment Bkrs
General Electric Capital Corp	8.125% 5/15/2012	60,000	$71,475	3.0	Finance - Leasing Cos
Federal Home Loan Mtge Corp	5% 8/09, 6.25% 8/14, 8% 8/26/19	100,000	$100,236	4.1	Finance - Mrtg & R.E. Service
Bear Stearns Co, Inc. Cpn Step-up	3.5% 6/27/08, 5% 6/27/13	100,000	$94,785	3.9	Finance - Services
Hershey Foods Co.	6.95% 8/15/2012	50,000	$54,914	2.3	Food - Confectionery
Conagra Inc.	7.875% 9/15/2010	50,000	$57,137	2.4	Food - Misc Preparation
Heinz H. J. Co.	6.00% 3/15/2012	75,000	$80,529	3.3	Food - Misc Preparation
Federal National Mtge Assoc.	5% 4/10/15	100,000	$99,242	4.1	Housing
Allstate Corp.	7.5% 6/15/2013	50,000	$57,615	2.4	Insurance - Multi Line
Progressive Corp.	7.00% 10/01/2013	75,000	$84,434	3.5	Insurance - Propt/Casul/Title
XL Capital (Europe)	6.50% 1/15/12	90,000	$97,352	4.0	Insurance - Propt/Casul/Title
Caterpillar INC	9.375 8/15/2011	40,000	$49,637	2.1	Machinery - Const/Mining
Dover Corp.	6.25% 6/01/2008	70,000	$73,352	3.0	Machinery - Genrl Industrial
Becton Dickinson Corp.	7.15% 10/1/2009	40,000	$43,869	1.8	Medical - Supplies
Baker Hughes Inc.	6.00% 2/15/09	70,000	$73,340	3.0	Oil & Gas - Field Services
Texaco Capital	8.625% 6/30/2010	40,000	$47,422	2.0	Oil & Gas - Intl Integrated
Archstone Smith Opr Trust	5.625% 8/15/14	50,000	$51,059	2.1	Real Estate - Equity REITs
Dayton Hudson Corp. (Target Stores)	10.00% 01/01/2011	50,000	$62,785	2.6	Retail - Discount & Variety
Wal-Mart Stortes	7.25% 6/01/2013	45,000	$52,431	2.2	Retail - Discount & Variety
May Dept. Stores Co.	8% 7/15/2012	50,000	$57,141	2.4	Retail - Major Dept Strs
GTE Corp.	6.90% 11/01/2008	50,000	$52,339	2.2	Telecommunctns - Services
Southwest Airlines Co.	6.50% 3/01/12	75,000	$80,388	3.3	Transportation - Airline
US Freightways Corp.	8.50% 4/15/2010	50,000	$57,410	2.4	Transportation - Truck
US T Note	5.50% 2/15/08	125,000	$131,054	5.4	U S Government
Commonwealth Edison Corp.	7.5% 7/01/2013 1st Mtge Bond	50,000	$58,186	2.4	Utility - Electric Power
Sempra Energy Corp	7.95% 3/1/2010	50,000	$56,260	2.3	Utility - Gas Distribution
			$2,419,468

Saturna Investment Trust, Sextant Growth Fund

Common Stock	Quantity	Market Value	Portfolio %	Industry
Harman International Industries	1,500	$168,255	3.1	Audio/Video Home Products
Frontier Financial	4,000	$156,440	2.9	Banks - West
Washington Mutual	6,750	$283,230	5.2	Banks - West
PepsiCo	2,000	$107,720	2.0	Beverages - Soft Drink
Lowe's Companies	4,000	$235,120	4.3	Buildg Prods - Retail/Whlsle
Weyerhaeuser	2,000	$133,860	2.4	Buildg Prods - Wood
Earthlink	12,000	$104,760	1.9	Computer - Internet
3Com	16,000	$57,280	1.0	Computer - Local Networks
Apple Computer	11,000	$493,460	9.0	Computer - Mini/Micro
Hewlett-Packard	4,000	$83,200	1.5	Computer - Mini/Micro
Adobe Systems	4,800	$296,400	5.4	Computer - Software
Intuit	3,000	$128,400	2.3	Computer - Software
Oracle	8,000	$103,600	1.9	Computer - Software
Phoenix Technologies	3,062	$30,498	0.6	Computer - Software
Agilent Technologies	4,000	$96,000	1.8	Elec Components - Misc
Advanced Micro Devices	10,000	$174,500	3.2	Elec Components - Semicondtrs
Schwab (Charles)	20,415	$214,358	3.9	Finance - Investment Bkrs
Performance Food Group	3,000	$81,420	1.5	Food Items - Wholesale
Westcoast Hospitality	12,000	$81,000	1.5	Hotels & Motels
Trimble Navigation	4,500	$162,090	3.0	Instruments - Elec Measuring
Regal-Beloit	2,000	$61,680	1.1	Machinery - Tools & Rel Prods
Affymetrix	3,000	$128,190	2.3	Medical - Biomed/Genetics
Amgen	2,640	$162,650	3	Medical - Biomed/Genetics
Ligand Pharmaceuticals	5,000	$49,000	0.9	Medical - Biomed/Genetics
Bristol-Myers Squibb	4,500	$112,635	2.1	Medical - Drugs
Lilly (Eli)	2,000	$112,000	2.0	Medical - Drugs
Pharmaceutical Product Development	7,500	$319,875	5.9	Medical - Drugs
Barr Laboratories	4,500	$214,830	3.9	Medical - Generic Drugs
Caremark Rx	4,000	$153,120	2.8	Medical - Hlth Maint Orgs
Alcoa	3,000	$96,360	1.8	Metal Ores - Non Ferrous
Phelps Dodge	1,330	$141,579	2.6	Metal Ores - Non Ferrous
Noble	3,000	$171,210	3.1	Oil & Gas - Offshore Drillng
Wiley (John) & Sons, Cl A	3,400	$117,776	2.2	Publishing - Books
Bed Bath & Beyond	3,000	$112,560	2.1	Retail - Misc/Diversified
Sprint	1,300	$30,784	0.6	Telecommunctns - Services
FPL Group	2,200	$174,570	3.2	Utility - Electric Power
IDACORP	4,000	$115,640	2.1	Utility - Electric Power
		$5,466,049

Saturna Investment Trust, Sextant International Fund

Common Stock/ADR/ADS	Quantity	Market Value	Portfolio %	Industry
Embraer Aircraft ADR	1,713	$57,831	2.7	Aerospace - Aircraft
Sony ADS	1,000	$37,790	1.7	Audio/Video Home Products
Nissan Motor ADR	2,000	$42,860	2	Auto/Truck - Mfg Foreign
AXA ADS	3,000	$80,460	3.7	Banks - Foreign
Banco Bilbao Vizcaya Argentaria ADS	1,800	$31,122	1.4	Banks - Foreign
Toronto-Dominion Bank	1,400	$57,316	2.6	Banks - Foreign
Allied Domecq plc	1,200	$48,300	2.2	Beverages - Alcoholic
Coca-Cola Femsa ADS	1,500	$38,550	1.8	Beverages - Soft Drink
British Sky Broadcasting ADS	450	$19,625	0.9	Broadcasting - Cable TV
CRH plc ADS	2,000	$56,800	2.6	Building - Cement/Concrete/Ag
Hanson plc ADS	1,100	$53,570	2.5	Building - Cement/Concrete/Ag
James Hardie Inds NV ADS	1,000	$23,800	1.1	Building - Resident/Commercl
SINA	1,200	$34,236	1.6	Computer - Internet
Business Objects SA ADS	6,000	$167,760	7.7	Computer - Software
Dassault Systems SA ADR	1,000	$47,020	2.2	Computer - Software
Epcos AG ADS	2,500	$35,725	1.6	Elec Components - Misc
Potash Corp of Saskatchewan	1,000	$88,820	4.1	Fertilizers
Fairmont Hotels & Resorts	1,100	$35,354	1.6	Hotels & Motels
Aegon NV	2,292	$32,959	1.5	Insurance - Multi Line
ING Groep NV ADS	1,523	$46,726	2.2	Insurance - Multi Line
Nidec	1,200	$36,780	1.7	Machinery - Electrical
GlaxoSmithKline plc ADR	400	$19,288	0.9	Medical - Drugs
Novartis AG ADR	1,000	$49,970	2.3	Medical - Drugs
Serono SA ADR	2,000	$37,180	1.7	Medical - Drugs
Rio Tinto plc ADS	500	$70,785	3.3	Metal Ores - Misc
Canon ADS	1,000	$52,740	2.4	Office Automation
EnCana	1,000	$66,890	3.1	Oil & Gas - Canadn Integrated
Repsol YPF SA ADS	2,000	$54,660	2.5	Oil & Gas - Intl Integrated
Total Fina Elf ADS	500	$59,600	2.7	Oil & Gas - Intl Integrated
Metso ADS	2,100	$39,354	1.8	Paper & Paper Products
UPM-Kymmene Oyj ADS	2,000	$44,700	2.1	Paper & Paper Products
Fuji Photo Film ADR	400	$15,108	0.7	Photo Equipment & Suppls
Intrawest	1,200	$23,112	1.1	Real Estate - Development
America Movil ADR	2,000	$117,400	5.4	Telecommunctns - Cellular
BCE	1,600	$37,504	1.7	Telecommunctns - Services
SK Telecom ADS	1,500	$31,950	1.5	Telecommunctns - Services
LAN Airlines SA	3,500	$124,110	5.7	Transportation - Airline
Canadian Pacific Railway Ltd	1,200	$42,564	2.0	Transportation - Rail
Enel SpA ADS	800	$38,584	1.8	Utility - Electric Power
Enersis SA ADS	4,000	$35,120	1.6	Utility - Electric Power
Korea Electric Power ADS	2,000	$28,000	1.3	Utility - Electric Power
Transport de Gas del Sur S.A. ADS	1,500	$9,240	0.4	Utility - Gas Distribution
PT Indosat ADR	1,000	$28,220	1.3	Utility - Telephone
Telefonica SA ADS	586	$32,318	1.5	Utility - Telephone
Telefonos de Mexico, Cl L ADS	1,000	$39,210	1.8	Utility - Telephone
		$2,171,010

Saturna Investment Trust, Idaho Tax-Exempt Fund

Municipal Bond	Maturity	Quantity	Market Value	Porfolio %	Industry
Pocatello ID Dev Ath Rev Al Tax Inc	5.15% due 3/1/2011	150,000	$155,589	1.9	Building - Resident/Commercl
Boise City ID Gen Fund Rev	5.20% 12/1/17	160,000	$176,106	2.1	Finance - Services
Boise City ID Gen Fund Rev	5.25% 12/01/18	100,000	$109,831	1.3	Finance - Services
Adams County ID GO	5.00% 8/01/2014	110,000	$112,853	1.4	General Obligations
Bannock Co. ID GO Jail	5.05% 9/1/2012	95,000	$98,457	1.2	General Obligations
Bannock Co. ID SD #25 Pocatello	5.20% 8/01/2014	100,000	$105,632	1.3	General Obligations
Bannock Co. ID SD #25 Pocatello	5.25% 8/01/2016	110,000	$116,103	1.4	General Obligations
Bingham Co. Id. SCD # 55 Blackfoot	4.65% 8/1/2017	285,000	$308,566	3.7	General Obligations
Boise City ID ISD UTGO 1996	5.50% 7/30/2016	150,000	$154,699	1.9	General Obligations
Boise City ID ISD-Ref. Ada & Boise	5.00 8/15/2014	100,000	$110,367	1.3	General Obligations
Boundary Co. ID SCD 101	5.10% 8/01/22	130,000	$140,489	1.7	General Obligations
Caldwell ID GO	5.30% 5/15/2014	150,000	$165,110	2.0	General Obligations
Canyon Co. ID SD #134 Middleton	4.65% 7/31/2016	170,000	$179,498	2.2	General Obligations
Canyon Co. ID SD #135	6.00% 8/1/2007	50,000	$49,907	0.6	General Obligations
Cassia & Twin Falls ID JSD #151	5.375% 08/01/2013	85,000	$88,176	1.1	General Obligations
Cassia & Twin Falls ID JSD #151	5.375% 8/1/2015	75,000	$77,802	0.9	General Obligations
Clark Co. ID SD #161 Dubois	5% 8/1/15	270,000	$292,634	3.5	General Obligations
Kootenai Co. ID SD # 273	5% due 7/30/2016	70,000	$72,734	0.9	General Obligations
Kuna ID Sch/Comnty Lib. Dist	4.90% due 8/1/2013	75,000	$78,023	0.9	General Obligations
Lemhi County ID GO	4.20% 8/1/2015	100,000	$103,889	1.2	General Obligations
Meridian ID Free Library District	5.00% 8/01/15	200,000	$206,337	2.5	General Obligations
Power & Cassia Cos ID JSD #381	5.25% 2/01/2012 American Falls	60,000	$64,968	0.8	General Obligations
Teton County ID SD #401	5.50% due 8/1/2012	75,000	$77,932	0.9	General Obligations
Idaho Housing Agency	6.85% due 7/1/2012	10,000	$9,785	0.1	Housing
Idaho Housing Agency	6.15% due 7/1/2024	45,000	$44,551	0.5	Housing
Idaho Housing Agency	6.60% 7/1/2011	15,000	$14,949	0.2	Housing
Idaho Heath Fac. Holy Cross Rev Ref	5.25% 12/1/2011	65,000	$67,726	0.8	Medical - Hospitals
Idaho Health Facs Auth Rev Ref.	5.25% 12/1/2014	110,000	$117,550	1.4	Medical - Hospitals
Idaho Health Facs Auth Corp	5.00% 12/1/2022	115,000	$119,473	1.4	Medical - Hospitals
Madison CO ID Hospital COP	5.00% 12/01/2018	105,000	$112,216	1.3	Medical - Hospitals
Valley County Id. Jail Project Ref.	4.70% 8/1/2014	125,000	$128,755	1.5	Muni Revenue Bond
Boise City ID Urb Re Agc Lease Rev	5.875% 8/15/25	190,000	$210,520	2.5	Municipal Leases
Idaho Bond Bank Authoruty Rev	4.30% 9/01/22	135,000	$134,704	1.6	Pollution Control - Servcs
Boise City ID Urb Ren Agy Pk Rev&RA	5% 9/1/2012	65,000	$69,795	0.8	Real Estate - Development
Idaho State Building Authority	5.05% 9/01/2018	95,000	$100,999	1.2	Real Estate - Development
Idaho State Building Authority	5% 9/1/2021	100,000	$105,437	1.3	Real Estate - Development
Jerome ID Urban Renewal District	5.40% 9/1/13	200,000	$205,444	2.5	Real Estate - Development
Payette ID L.I.D.# 89-1	7.60% 5/1/2005	30,000	$29,831	0.4	Roads
Post Falls ID L.I.D. #91-4	7.95% due 4/15/2005	20,000	$19,873	0.2	Roads
Post Falls ID L.I.D. #91-4	7.95% due 4/15/2006	20,000	$19,871	0.2	Roads
Post Falls ID L.I.D. #91-4	7.95% due 4/15/2007	20,000	$19,871	0.2	Roads
Ada & Canyon JSD #2 Meridian	5.50% 7/30/11	175,000	$197,184	2.4	Schools
Ada & Canyon JSD #2 Meridian	5.50% 7/30/2015	100,000	$114,561	1.4	Schools
Bannock Co. ID SD #25 Pocatello	4.90% 8/01/2009	90,000	$94,413	1.1	Schools
Boise Co. ID SD # 73 Horseshoe Bend	5.15% 7/31/2010	125,000	$130,854	1.6	Schools
Boundary Co. ID SCD 101	4.05% 8/01/2015	200,000	$204,153	2.5	Schools
Canyon Co. ID SCD # 131 Nampa	4.75% 8/15/2019	325,000	$343,030	4.1	Schools
Canyon Co. ID SCD 139 Valley View	4.05% 8/15/2016	80,000	$80,070	1.0	Schools
Idaho Housing & Finance Assoc.	4.80% 6/1/17	100,000	$107,365	1.3	Schools
Oneida Co. ID SCD 351 Malad City	4.00% 8/15/2015	150,000	$153,573	1.8	Schools
Owyhee & Canyon Co.s JSD #370	4.55% 8/15/2016	160,000	$171,550	2.1	Schools
Boise State Univ. ID Revs- Ref.	5.10% 4/1/2014	300,000	$322,092	3.9	State Education
Idaho State Building Authority	4.0% 9/01/2016	105,000	$104,398	1.3	State Education
Idaho State University Ref & Impt	4.90% 4/1/2017	150,000	$159,138	1.9	State Education
Idaho State University Rev.	4.625% 4/01/2024 Idaho Falls Bonds	220,000	$232,446	2.8	State Education
University of Idaho	5.60% 4/1/2015	185,000	$196,477	2.4	State Education
University of Idaho Rev.s	5% 4/01/2019	200,000	$214,744	2.6	State Education
Troy ID Sewer System	7.80% due 2/1/2006	15,000	$15,015	0.2	Utilities - Sewer
Troy ID Sewer System	7.90% due 2/1/2007	15,000	$15,044	0.2	Utilities - Sewer
Troy ID Sewer System	8.00% due 2/1/2008	15,000	$15,067	0.2	Utilities - Sewer
Troy ID Sewer System	8.00% due 2/1/2009	20,000	$20,098	0.2	Utilities - Sewer
Troy ID Sewer System	8.00% due 2/1/2010	20,000	$20,133	0.2	Utilities - Sewer
Idaho Falls ID Electric	6.75% due 4/1/2019 Revenue	155,000	$157,900	1.9	Utility - Electric Power
Blackfoot Id. COP Series 2000	5.80% 9/01/2018	135,000	$149,242	1.8	Utility - Waste Mangmt
Moscow Idaho Sewer Rev.	4.125% 11/01/08	165,000	$170,963	2.1	Utility - Waste Mangmt
Ketchum ID Water Rev	4.75% 9/1/2013	60,000	$63,028	0.8	Utility - Water Supply
McCall ID Water System	6.25% 9/1/2008	200,000	$209,946	2.5	Utility - Water Supply
McCall ID Water System	6.375% due 9/1/2014	70,000	$72,917	0.9	Utility - Water Supply
			$8,312,450

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On March 16, 2005, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: March 17, 2005

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: March 17, 2005